THE SARATOGA ADVANTAGE TRUST

James Alpha Managed Risk Domestic Equity Portfolio

CLASS A SHARES (Ticker: JDAEX)

Incorporated herein by reference is the definitive version of the Prospectus supplement for the James Alpha Managed Risk Domestic Equity Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 23, 2019 (SEC Accession No. 0001580642-19-003850).